Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 15 – Related Party Transactions

The balances due to related parties were as follows:

	December 31, 2017	December 31, 2016

Dr. Henglong Chen and its affiliates *	$240,462	$-
Mr. Yulong Chen, a shareholder of the Company	1,537,000	-
Forasen Group, controlled by Mr. Zhengyu Wang, Chairman and CEO of the Company	1,217,766	-
Total	$2,995,228	$-

* Dr. Henglong Chen is the original shareholder of E-Motors (Note 4). The Company acquired his 70% equity interest in E-Motors and issued 2,500,000 restricted shares of Tantech’s common stock to him in connection with the acquisition of E-Motors.

Balances of due to the related parties were unsecured, interest-free and due upon demand.

As of December 31, 2017, the Company had total accounts receivable balances of $3,434,845 due from the affiliates of the original shareholders of E-Motors (see Note 6).

The Company’s major shareholder Mr. Zhengyu Wang and his wife Ms. Yefang Zhang, as well as related party entities controlled by Mr. Wang, provided guarantees to the Company’s bank loans and bank acceptance notes payables (Note 12 and 13).